SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Non-controlling interest (Details)	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 17, 2023 USD ($)	Mar. 17, 2023 CNY (¥)	Mar. 16, 2023 USD ($)	Mar. 16, 2023 CNY (¥)
Non-controlling interest
Non-controlling interest	$ 5,924,728		$ 6,365,433
Shanghai
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	371,562		$ 234,941
Beijing
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	718,038		$ 771,142
Qinghai
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	155,413		$ 235,710
Harbin
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	400,996		$ 463,615
Zhengzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	338,329		$ 361,825
Chengdu
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	223,358		$ 260,054
Guangzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	263,581		$ 279,086
Changchun
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	282,477		$ 331,372
Hefei
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	237,479		$ 262,357
Hangzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	456,811		$ 448,796
Tianjin
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	335,068		$ 401,220
Shenzhen
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	161,240		$ 147,123
Qingdao
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	70,669		$ 95,005
Kunming
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	498,348		$ 649,401
Xi'an
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	241,971		$ 260,115
Shijiazhuang
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	455,805		$ 601,817
Ningbo
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	176,260		$ 180,341
Chongqing
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	172,238		$ 166,827
Changyun
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Non-controlling interest	365,085		$ 214,686	$ (139,801)	¥ 1,000,000.0	$ (699,007)	¥ 5,000,000.0
Capital contribution	$ 98,220	¥ 704,000
Nanjing
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Su Zhou
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Changzhou
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%
Zibo
Non-controlling interest
Ownership by non controlling owners (as a percent)			45.00%